In-Retirement Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 15.7%
BMO Dividend Income Fund — Institutional Class (1)	11,191	$151,522
BMO Large-Cap Growth Fund — Class R6 (1)	5,666	96,438
BMO Large-Cap Value Fund — Class R6 (1)	16,515	224,275
BMO Low Volatility Equity Fund — Institutional Class (1)	14,736	218,978
Harbor Capital Appreciation Fund — Retirement Class	1,386	96,508
T Rowe Price Growth Stock Fund — Institutional Class	1,490	96,370
Vanguard Equity Income Fund — Admiral Class	2,584	184,498
Vanguard Institutional Index Fund — Institutional Class	869	216,926

Total Large-Cap Funds		1,285,515

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	2,799	40,360
BMO Mid-Cap Value Fund — Class R6 (1)	9,835	95,989
Vanguard Mid-Cap Index Fund — Institutional Class	2,637	113,047

Total Mid-Cap Funds		249,396

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	1,555	24,038
Goldman Sachs Small Cap Value Fund — Institutional Class	1,422	71,945

Total Small-Cap Funds		95,983

International Funds — 9.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	19,220	189,705
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	3,236	48,921
BMO Pyrford International Stock Fund — Class R6 (1)	13,298	166,625
DFA International Small Company Portfolio — Institutional Class	1,431	24,335
Dodge & Cox International Stock Fund — Retail Class	3,630	141,583
MFS International Value Fund — Class R6	4,714	199,105

Total International Funds		770,274

Fixed Income Funds — 62.1%
BMO High Yield Bond Fund — Institutional Class (1)	16,029	145,702
BMO TCH Core Plus Bond Fund — Institutional Class (1)	144,098	1,677,306
Federated Institutional High-Yield Bond Fund — Class R6	24,355	234,782
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	25,646	243,123
Metropolitan West Total Return Bond Fund — Plan Class	189,769	1,928,051
TCW Emerging Markets Income Fund — Institutional Class	30,005	242,440
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	17,504	431,829
Vanguard Short-Term Investment Grade Fund — Admiral Class	15,280	162,731

Total Fixed Income Funds		5,065,964

Alternative Funds — 6.9%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	61,658	566,017

Total Mutual Funds (identified cost $7,077,814)		8,033,149

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	81,186	81,186

Total Short-Term Investments — 1.0% (identified cost $81,186)		81,186

Total Investments — 99.4% (identified cost $7,159,000)		8,114,335

Other Assets and Liabilities — 0.6%	46,624

Total Net Assets — 100.0%	$8,160,959

2015 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 97.1%

Large-Cap Funds — 18.3%
BMO Dividend Income Fund — Institutional Class (1)	1,822	$24,664
BMO Large-Cap Growth Fund — Class R6 (1)	1,532	26,068
BMO Large-Cap Value Fund — Class R6 (1)	3,634	49,355
BMO Low Volatility Equity Fund — Institutional Class (1)	3,183	47,301
Harbor Capital Appreciation Fund — Retirement Class	371	25,856
T Rowe Price Growth Stock Fund — Institutional Class	401	25,961
Vanguard Equity Income Fund — Admiral Class	494	35,247
Vanguard Institutional Index Fund — Institutional Class	208	51,906

Total Large-Cap Funds		286,358

Mid-Cap Funds — 4.0%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	630	9,090
BMO Mid-Cap Value Fund — Class R6 (1)	2,534	24,732
Vanguard Mid-Cap Index Fund — Institutional Class	674	28,870

Total Mid-Cap Funds		62,692

Small-Cap Funds — 1.6%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	505	7,801
Goldman Sachs Small Cap Value Fund — Institutional Class	334	16,889

Total Small-Cap Funds		24,690

International Funds — 11.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	4,367	43,097
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	1,097	16,590
BMO Pyrford International Stock Fund — Class R6 (1)	3,100	38,842
DFA International Small Company Portfolio — Institutional Class	358	6,096
Dodge & Cox International Stock Fund — Retail Class	912	35,565
MFS International Value Fund — Class R6	964	40,730

Total International Funds		180,920

Fixed Income Funds — 54.3%
BMO High Yield Bond Fund — Institutional Class (1)	2,523	22,931
BMO TCH Core Plus Bond Fund — Institutional Class (1)	24,861	289,381
Federated Institutional High-Yield Bond Fund — Class R6	4,125	39,766
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	4,353	41,273
Metropolitan West Total Return Bond Fund — Plan Class	33,461	339,963
TCW Emerging Markets Income Fund — Institutional Class	5,340	43,147
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	2,959	73,005

Total Fixed Income Funds		849,466

Alternative Funds — 7.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	12,554	115,248

Total Mutual Funds (identified cost $1,426,013)		1,519,374

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	15,432	15,432

Total Short-Term Investments — 1.0% (identified cost $15,432)		15,432

Total Investments — 98.1% (identified cost $1,441,445)		1,534,806

Other Assets and Liabilities — 1.9%	29,526

Total Net Assets — 100.0%	$1,564,332

2020 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 26.8%
BMO Dividend Income Fund — Institutional Class (1)	64,140	$868,447
BMO Large-Cap Growth Fund — Class R6 (1)	60,005	1,021,280
BMO Large-Cap Value Fund — Class R6 (1)	139,171	1,889,941
BMO Low Volatility Equity Fund — Institutional Class (1)	138,733	2,061,578
Harbor Capital Appreciation Fund — Retirement Class	18,076	1,258,452
T Rowe Price Growth Stock Fund — Institutional Class	19,475	1,259,668
Vanguard Equity Income Fund — Admiral Class	19,037	1,359,240
Vanguard Institutional Index Fund — Institutional Class	13,593	3,395,449

Total Large-Cap Funds		13,114,055

Mid-Cap Funds — 6.8%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	60,979	879,308
BMO Mid-Cap Value Fund — Class R6 (1)	118,992	1,161,364
Vanguard Mid-Cap Index Fund — Institutional Class	30,703	1,315,934

Total Mid-Cap Funds		3,356,606

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	31,362	484,858
Goldman Sachs Small Cap Value Fund — Institutional Class	15,388	778,161

Total Small-Cap Funds		1,263,019

International Funds — 16.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	194,501	1,919,721
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	78,321	1,184,214
BMO Pyrford International Stock Fund — Class R6 (1)	166,068	2,080,827
DFA International Small Company Portfolio — Institutional Class	14,388	244,743
Dodge & Cox International Stock Fund — Retail Class	30,398	1,185,532
MFS International Value Fund — Class R6	32,814	1,386,087

Total International Funds		8,001,124

Fixed Income Funds — 40.1%
BMO High Yield Bond Fund — Institutional Class (1)	48,501	440,876
BMO TCH Core Plus Bond Fund — Institutional Class (1)	601,140	6,997,266
Federated Institutional High-Yield Bond Fund — Class R6	86,312	832,052
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	93,119	882,767
Metropolitan West Total Return Bond Fund — Plan Class	815,780	8,288,322
TCW Emerging Markets Income Fund — Institutional Class	90,678	732,675
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	59,914	1,478,079

Total Fixed Income Funds		19,652,037

Alternative Funds — 6.3%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	335,792	3,082,575

Total Mutual Funds (identified cost $38,593,504)		48,469,416

Short-Term Investments — 0.3%

Mutual Funds — 0.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	131,811	131,811

Total Short-Term Investments — 0.3% (identified cost $131,811)		131,811

Total Investments — 99.2% (identified cost $38,725,315)		48,601,227

Other Assets and Liabilities — 0.8%	390,027

Total Net Assets — 100.0%	$48,991,254

2025 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 31.2%
BMO Dividend Income Fund — Institutional Class (1)	18,528	$250,872
BMO Large-Cap Growth Fund — Class R6 (1)	29,717	505,785
BMO Large-Cap Value Fund — Class R6 (1)	68,503	930,262
BMO Low Volatility Equity Fund — Institutional Class (1)	40,954	608,577
Harbor Capital Appreciation Fund — Retirement Class	11,468	798,415
T Rowe Price Growth Stock Fund — Institutional Class	12,324	797,098
Vanguard Equity Income Fund — Admiral Class	4,894	349,437
Vanguard Institutional Index Fund — Institutional Class	7,630	1,905,955

Total Large-Cap Funds		6,146,401

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	37,955	547,311
BMO Mid-Cap Value Fund — Class R6 (1)	57,499	561,194
Vanguard Mid-Cap Index Fund — Institutional Class	15,506	664,587

Total Mid-Cap Funds		1,773,092

Small-Cap Funds — 3.7%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	22,580	349,083
Goldman Sachs Small Cap Value Fund — Institutional Class	7,647	386,728

Total Small-Cap Funds		735,811

International Funds — 22.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	74,215	732,504
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	44,378	670,993
BMO Pyrford International Stock Fund — Class R6 (1)	91,864	1,151,048
DFA International Small Company Portfolio — Institutional Class	8,081	137,457
Dodge & Cox International Stock Fund — Retail Class	24,358	949,973
MFS International Value Fund — Class R6	18,399	777,184

Total International Funds		4,419,159

Fixed Income Funds — 26.5%
BMO High Yield Bond Fund — Institutional Class (1)	15,088	137,146
BMO TCH Core Plus Bond Fund — Institutional Class (1)	147,315	1,714,745
Federated Institutional High-Yield Bond Fund — Class R6	26,426	254,746
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	28,966	274,601
Metropolitan West Total Return Bond Fund — Plan Class	216,079	2,195,366
TCW Emerging Markets Income Fund — Institutional Class	26,634	215,200
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	16,789	414,184

Total Fixed Income Funds		5,205,988

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	119,375	1,095,865

Total Mutual Funds (identified cost $17,723,175)		19,376,316

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	196,433	196,433

Total Short-Term Investments — 1.0% (identified cost $196,433)		196,433

Total Investments — 99.5% (identified cost $17,919,608)		19,572,749

Other Assets and Liabilities — 0.5%	91,692

Total Net Assets — 100.0%	$19,664,441

2030 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 97.5%

Large-Cap Funds — 34.7%
BMO Dividend Income Fund — Institutional Class (1)	66,286	$897,504
BMO Large-Cap Growth Fund — Class R6 (1)	102,500	1,744,554
BMO Large-Cap Value Fund — Class R6 (1)	260,786	3,541,470
BMO Low Volatility Equity Fund — Institutional Class (1)	153,593	2,282,392
Harbor Capital Appreciation Fund — Retirement Class	42,487	2,957,941
T Rowe Price Growth Stock Fund — Institutional Class	45,778	2,960,937
Vanguard Equity Income Fund — Admiral Class	18,970	1,354,480
Vanguard Institutional Index Fund — Institutional Class	28,380	7,089,013

Total Large-Cap Funds		22,828,291

Mid-Cap Funds — 10.0%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	144,012	2,076,658
BMO Mid-Cap Value Fund — Class R6 (1)	210,821	2,057,616
Vanguard Mid-Cap Index Fund — Institutional Class	57,410	2,460,582

Total Mid-Cap Funds		6,594,856

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	87,504	1,352,814
Goldman Sachs Small Cap Value Fund — Institutional Class	26,837	1,357,166

Total Small-Cap Funds		2,709,980

International Funds — 24.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	268,283	2,647,953
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	169,094	2,556,697
BMO Pyrford International Stock Fund — Class R6 (1)	342,147	4,287,096
DFA International Small Company Portfolio — Institutional Class	34,407	585,270
Dodge & Cox International Stock Fund — Retail Class	91,074	3,551,896
MFS International Value Fund — Class R6	65,930	2,784,890

Total International Funds		16,413,802

Fixed Income Funds — 18.7%
BMO High Yield Bond Fund — Institutional Class (1)	35,799	325,412
BMO TCH Core Plus Bond Fund — Institutional Class (1)	343,084	3,993,492
Federated Institutional High-Yield Bond Fund — Class R6	53,964	520,215
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	68,733	651,586
Metropolitan West Total Return Bond Fund — Plan Class	542,548	5,512,291
TCW Emerging Markets Income Fund — Institutional Class	56,221	454,267
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	34,493	850,949

Total Fixed Income Funds		12,308,212

Alternative Funds — 5.1%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	368,253	3,380,559

Total Mutual Funds (identified cost $47,718,106)		64,235,700

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	927,318	927,318

Total Short-Term Investments — 1.4% (identified cost $927,318)		927,318

Total Investments — 98.9% (identified cost $48,645,424)		65,163,018

Other Assets and Liabilities — 1.1%	747,332

Total Net Assets — 100.0%	$65,910,350

2035 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 38.2%
BMO Dividend Income Fund — Institutional Class (1)	11,646	$157,690
BMO Large-Cap Growth Fund — Class R6 (1)	18,053	307,252
BMO Large-Cap Value Fund — Class R6 (1)	45,872	622,947
BMO Low Volatility Equity Fund — Institutional Class (1)	27,341	406,293
Harbor Capital Appreciation Fund — Retirement Class	7,767	540,729
T Rowe Price Growth Stock Fund — Institutional Class	8,348	539,955
Vanguard Equity Income Fund — Admiral Class	3,407	243,218
Vanguard Institutional Index Fund — Institutional Class	5,131	1,281,631

Total Large-Cap Funds		4,099,715

Mid-Cap Funds — 11.0%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	25,831	372,483
BMO Mid-Cap Value Fund — Class R6 (1)	38,891	379,580
Vanguard Mid-Cap Index Fund — Institutional Class	9,935	425,809

Total Mid-Cap Funds		1,177,872

Small-Cap Funds — 4.5%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	15,714	242,931
Goldman Sachs Small Cap Value Fund — Institutional Class	4,792	242,345

Total Small-Cap Funds		485,276

International Funds — 27.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	47,436	468,191
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	31,282	472,988
BMO Pyrford International Stock Fund — Class R6 (1)	61,574	771,521
DFA International Small Company Portfolio — Institutional Class	6,287	106,939
Dodge & Cox International Stock Fund — Retail Class	16,410	639,993
MFS International Value Fund — Class R6	11,667	492,842

Total International Funds		2,952,474

Fixed Income Funds — 12.4%
BMO High Yield Bond Fund — Institutional Class (1)	3,522	32,014
BMO TCH Core Plus Bond Fund — Institutional Class (1)	37,812	440,136
Federated Institutional High-Yield Bond Fund — Class R6	4,429	42,693
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	5,635	53,420
Metropolitan West Total Return Bond Fund — Plan Class	63,613	646,308
TCW Emerging Markets Income Fund — Institutional Class	5,275	42,620
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	3,048	75,196

Total Fixed Income Funds		1,332,387

Alternative Funds — 4.6%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	53,416	490,360

Total Mutual Funds (identified cost $9,348,946)		10,538,084

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	107,046	107,046

Total Short-Term Investments — 1.0% (identified cost $107,046)		107,046

Total Investments — 99.2% (identified cost $9,455,992)		10,645,130

Other Assets and Liabilities — 0.8%	83,704

Total Net Assets — 100.0%	$10,728,834

2040 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 40.3%
BMO Dividend Income Fund — Institutional Class (1)	37,098	$502,303
BMO Large-Cap Growth Fund — Class R6 (1)	65,862	1,120,964
BMO Large-Cap Value Fund — Class R6 (1)	164,521	2,234,191
BMO Low Volatility Equity Fund — Institutional Class (1)	98,222	1,459,581
Harbor Capital Appreciation Fund — Retirement Class	28,060	1,953,540
T Rowe Price Growth Stock Fund — Institutional Class	30,165	1,951,081
Vanguard Equity Income Fund — Admiral Class	12,131	866,189
Vanguard Institutional Index Fund — Institutional Class	18,523	4,626,974

Total Large-Cap Funds		14,714,823

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	88,146	1,271,071
BMO Mid-Cap Value Fund — Class R6 (1)	132,738	1,295,519
Vanguard Mid-Cap Index Fund — Institutional Class	38,144	1,634,834

Total Mid-Cap Funds		4,201,424

Small-Cap Funds — 4.8%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	55,955	865,070
Goldman Sachs Small Cap Value Fund — Institutional Class	17,068	863,100

Total Small-Cap Funds		1,728,170

International Funds — 28.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	168,490	1,662,998
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	114,064	1,724,644
BMO Pyrford International Stock Fund — Class R6 (1)	218,295	2,735,242
DFA International Small Company Portfolio — Institutional Class	23,599	401,414
Dodge & Cox International Stock Fund — Retail Class	58,618	2,286,109
MFS International Value Fund — Class R6	41,373	1,747,607

Total International Funds		10,558,014

Fixed Income Funds — 8.8%
BMO High Yield Bond Fund — Institutional Class (1)	8,013	72,842
BMO TCH Core Plus Bond Fund — Institutional Class (1)	84,995	989,340
Federated Institutional High-Yield Bond Fund — Class R6	15,115	145,711
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	15,387	145,867
Metropolitan West Total Return Bond Fund — Plan Class	158,519	1,610,548
TCW Emerging Markets Income Fund — Institutional Class	13,504	109,110
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	5,945	146,669

Total Fixed Income Funds		3,220,087

Alternative Funds — 4.2%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	166,471	1,528,205

Total Mutual Funds (identified cost $25,139,703)		35,950,723

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	365,417	365,417

Total Short-Term Investments — 1.0% (identified cost $365,417)		365,417

Total Investments — 99.5% (identified cost $25,505,120)		36,316,140

Other Assets and Liabilities — 0.5%	172,073

Total Net Assets — 100.0%	$36,488,213

2045 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.1%

Large-Cap Funds — 40.5%
BMO Dividend Income Fund — Institutional Class (1)	7,722	$104,564
BMO Large-Cap Growth Fund — Class R6 (1)	13,712	233,372
BMO Large-Cap Value Fund — Class R6 (1)	34,801	472,593
BMO Low Volatility Equity Fund — Institutional Class (1)	20,452	303,916
Harbor Capital Appreciation Fund — Retirement Class	5,951	414,304
T Rowe Price Growth Stock Fund — Institutional Class	6,397	413,748
Vanguard Equity Income Fund — Admiral Class	2,525	180,329
Vanguard Institutional Index Fund — Institutional Class	3,887	970,861

Total Large-Cap Funds		3,093,687

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	18,878	272,224
BMO Mid-Cap Value Fund — Class R6 (1)	27,629	269,661
Vanguard Mid-Cap Index Fund — Institutional Class	7,942	340,376

Total Mid-Cap Funds		882,261

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	12,136	187,618
Goldman Sachs Small Cap Value Fund — Institutional Class	3,700	187,129

Total Small-Cap Funds		374,747

International Funds — 29.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	35,083	346,266
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	24,753	374,258
BMO Pyrford International Stock Fund — Class R6 (1)	46,063	577,173
DFA International Small Company Portfolio — Institutional Class	5,361	91,185
Dodge & Cox International Stock Fund — Retail Class	12,399	483,570
MFS International Value Fund — Class R6	8,255	348,712

Total International Funds		2,221,164

Fixed Income Funds — 8.5%
BMO High Yield Bond Fund — Institutional Class (1)	1,668	15,165
BMO TCH Core Plus Bond Fund — Institutional Class (1)	18,349	213,576
Federated Institutional High-Yield Bond Fund — Class R6	2,360	22,752
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	2,402	22,774
Metropolitan West Total Return Bond Fund — Plan Class	32,242	327,582
TCW Emerging Markets Income Fund — Institutional Class	1,874	15,142
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,238	30,531

Total Fixed Income Funds		647,522

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	28,877	265,092

Total Mutual Funds (identified cost $6,648,963)		7,484,473

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	76,047	76,047

Total Short-Term Investments — 1.0% (identified cost $76,047)		76,047

Total Investments — 99.1% (identified cost $6,725,010)		7,560,520

Other Assets and Liabilities — 0.9%	66,469

Total Net Assets — 100.0%	$7,626,989

2050 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 40.7%
BMO Dividend Income Fund — Institutional Class (1)	29,082	$393,769
BMO Large-Cap Growth Fund — Class R6 (1)	51,631	878,752
BMO Large-Cap Value Fund — Class R6 (1)	131,054	1,779,721
BMO Low Volatility Equity Fund — Institutional Class (1)	77,002	1,144,251
Harbor Capital Appreciation Fund — Retirement Class	22,408	1,560,019
T Rowe Price Growth Stock Fund — Institutional Class	24,086	1,557,916
Vanguard Equity Income Fund — Admiral Class	9,510	679,030
Vanguard Institutional Index Fund — Institutional Class	14,635	3,655,618

Total Large-Cap Funds		11,649,076

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	71,080	1,024,972
BMO Mid-Cap Value Fund — Class R6 (1)	104,057	1,015,602
Vanguard Mid-Cap Index Fund — Institutional Class	29,903	1,281,636

Total Mid-Cap Funds		3,322,210

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	45,698	706,496
Goldman Sachs Small Cap Value Fund — Institutional Class	13,937	704,799

Total Small-Cap Funds		1,411,295

International Funds — 29.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	132,099	1,303,819
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	93,210	1,409,331
BMO Pyrford International Stock Fund — Class R6 (1)	173,422	2,172,980
DFA International Small Company Portfolio — Institutional Class	20,183	343,308
Dodge & Cox International Stock Fund — Retail Class	46,684	1,820,662
MFS International Value Fund — Class R6	31,079	1,312,776

Total International Funds		8,362,876

Fixed Income Funds — 8.5%
BMO High Yield Bond Fund — Institutional Class (1)	6,282	57,101
BMO TCH Core Plus Bond Fund — Institutional Class (1)	69,090	804,211
Federated Institutional High-Yield Bond Fund — Class R6	8,887	85,668
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	9,046	85,756
Metropolitan West Total Return Bond Fund — Plan Class	121,411	1,233,530
TCW Emerging Markets Income Fund — Institutional Class	7,056	57,016
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	4,660	114,965

Total Fixed Income Funds		2,438,247

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	108,742	998,253

Total Mutual Funds (identified cost $20,268,009)		28,181,957

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	286,435	286,435

Total Short-Term Investments — 1.0% (identified cost $286,435)		286,435

Total Investments — 99.4% (identified cost $20,554,444)		28,468,392

Other Assets and Liabilities — 0.6%	165,089

Total Net Assets — 100.0%	$28,633,481

2055 Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value

Mutual Funds — 97.7%

Large-Cap Funds — 40.4%
BMO Dividend Income Fund — Institutional Class (1)	10,225	$138,453
BMO Large-Cap Growth Fund — Class R6 (1)	18,154	308,981
BMO Large-Cap Value Fund — Class R6 (1)	46,080	625,763
BMO Low Volatility Equity Fund — Institutional Class (1)	27,077	402,357
Harbor Capital Appreciation Fund — Retirement Class	7,877	548,417
T Rowe Price Growth Stock Fund — Institutional Class	8,469	547,753
Vanguard Equity Income Fund — Admiral Class	3,344	238,764
Vanguard Institutional Index Fund — Institutional Class	5,146	1,285,364

Total Large-Cap Funds		4,095,852

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	24,990	360,356
BMO Mid-Cap Value Fund — Class R6 (1)	36,586	357,080
Vanguard Mid-Cap Index Fund — Institutional Class	10,514	450,629

Total Mid-Cap Funds		1,168,065

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	16,066	248,383
Goldman Sachs Small Cap Value Fund — Institutional Class	4,900	247,805

Total Small-Cap Funds		496,188

International Funds — 29.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	46,447	458,431
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	32,777	495,597
BMO Pyrford International Stock Fund — Class R6 (1)	60,983	764,115
DFA International Small Company Portfolio — Institutional Class	7,097	120,718
Dodge & Cox International Stock Fund — Retail Class	16,416	640,211
MFS International Value Fund — Class R6	10,929	461,631

Total International Funds		2,940,703

Fixed Income Funds — 8.4%
BMO High Yield Bond Fund — Institutional Class (1)	2,209	20,079
BMO TCH Core Plus Bond Fund — Institutional Class (1)	24,296	282,801
Federated Institutional High-Yield Bond Fund — Class R6	3,125	30,124
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	3,181	30,155
Metropolitan West Total Return Bond Fund — Plan Class	42,694	433,775
TCW Emerging Markets Income Fund — Institutional Class	2,481	20,050
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,639	40,428

Total Fixed Income Funds		857,412

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	38,238	351,027

Total Mutual Funds (identified cost $9,068,472)		9,909,247

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	100,694	100,694

Total Short-Term Investments — 1.0% (identified cost $100,694)		100,694

Total Investments — 98.7% (identified cost $9,169,166)		10,009,941

Other Assets and Liabilities — 1.3%	135,732

Total Net Assets — 100.0%	$10,145,673

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 95.7%

Large-Cap Funds — 12.5%
BMO Dividend Income Fund — Institutional Class (1)	21,656	$293,220
BMO Large-Cap Growth Fund — Class R6 (1)	44,564	758,475
BMO Large-Cap Value Fund — Class R6 (1)	64,778	879,691
BMO Low Volatility Equity Fund — Institutional Class (1)	32,646	485,123
Dodge & Cox Stock Fund — Retail Class	1,965	349,619
Harbor Capital Appreciation Fund — Retirement Class	4,310	300,052
T Rowe Price Growth Stock Fund — Institutional Class	4,123	266,666
Vanguard Institutional Index Fund — Institutional Class	6,178	1,543,217

Total Large-Cap Funds		4,876,063

Mid-Cap Funds — 1.2%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	9,757	140,699
BMO Mid-Cap Value Fund — Class R6 (1)	14,302	139,585
Vanguard Mid-Cap Index Fund — Institutional Class	4,710	201,858

Total Mid-Cap Funds		482,142

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	13,682	211,521
BMO Small-Cap Value Fund — Class R6 (1)	10,440	120,381
Goldman Sachs Small Cap Value Fund — Institutional Class	1,792	90,622

Total Small-Cap Funds		422,524

International Funds — 6.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	40,887	403,559
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	15,991	241,787
BMO Pyrford International Stock Fund — Class R6 (1)	29,633	371,304
Dodge & Cox International Stock Fund — Retail Class	13,164	513,380
MFS International Value Fund — Class R6	11,500	485,749
T Rowe Price International Discovery Fund — Institutional Class	4,411	269,877
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,288	110,848

Total International Funds		2,396,504

Fixed Income Funds — 64.3%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	653,022	7,601,177
Metropolitan West Total Return Bond Fund — Plan Class	945,351	9,604,763
TCW Emerging Markets Income Fund — Institutional Class	356,558	2,880,993
Vanguard Total Bond Market Index Fund — Institutional Class	460,287	4,984,905

Total Fixed Income Funds		25,071,838

Alternative Funds — 10.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	442,745	4,064,395

Total Mutual Funds (identified cost $33,231,129)		37,313,466

Short-Term Investments — 3.9%

Mutual Funds — 3.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	1,517,763	1,517,763

Total Short-Term Investments — 3.9% (identified cost $1,517,716)		1,517,763

Total Investments — 99.6% (identified cost $34,748,845)		38,831,229

Other Assets and Liabilities — 0.4%		173,763

Total Net Assets — 100.0%		$39,004,992

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 95.6%

Large-Cap Funds — 24.2%
BMO Dividend Income Fund — Institutional Class (1)	75,259	$1,019,003
BMO Large-Cap Growth Fund — Class R6 (1)	156,550	2,664,482
BMO Large-Cap Value Fund — Class R6 (1)	226,734	3,079,055
BMO Low Volatility Equity Fund — Institutional Class (1)	115,686	1,719,095
Dodge & Cox Stock Fund — Retail Class	6,878	1,223,565
Harbor Capital Appreciation Fund — Retirement Class	15,079	1,049,828
T Rowe Price Growth Stock Fund — Institutional Class	14,557	941,524
Vanguard Institutional Index Fund — Institutional Class	21,804	5,446,502

Total Large-Cap Funds		17,143,054

Mid-Cap Funds — 2.4%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	33,783	487,145
BMO Mid-Cap Value Fund — Class R6 (1)	49,682	484,895
Vanguard Mid-Cap Index Fund — Institutional Class	16,478	706,265

Total Mid-Cap Funds		1,678,305

Small-Cap Funds — 2.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	48,620	751,667
BMO Small-Cap Value Fund — Class R6 (1)	35,926	414,223
Goldman Sachs Small Cap Value Fund — Institutional Class	6,210	314,043

Total Small-Cap Funds		1,479,933

International Funds — 11.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	143,343	1,414,798
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	55,818	843,969
BMO Pyrford International Stock Fund — Class R6 (1)	104,376	1,307,827
Dodge & Cox International Stock Fund — Retail Class	46,317	1,806,367
MFS International Value Fund — Class R6	40,819	1,724,195
T Rowe Price International Discovery Fund — Institutional Class	15,712	961,419
Vanguard Emerging Markets Stock Index Fund — Admiral Class	11,554	389,485

Total International Funds		8,448,060

Fixed Income Funds — 46.6%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	859,823	10,008,342
Metropolitan West Total Return Bond Fund — Plan Class	1,247,936	12,679,028
TCW Emerging Markets Income Fund — Institutional Class	469,098	3,790,316
Vanguard Total Bond Market Index Fund — Institutional Class	607,985	6,584,475

Total Fixed Income Funds		33,062,161

Alternative Funds — 8.4%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	646,452	5,934,426

Total Mutual Funds (identified cost $57,215,832)		67,745,939

Short-Term Investments — 4.0%

Mutual Funds — 4.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	2,855,837	2,855,837

Total Short-Term Investments — 4.0% (identified cost $2,855,803)		2,855,837

Total Investments — 99.6% (identified cost $60,071,635)		70,601,776

Other Assets and Liabilities — 0.4%		297,022

Total Net Assets — 100.0%		$70,898,798

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 96.0%

Large-Cap Funds — 35.9%
BMO Dividend Income Fund — Institutional Class (1)	487,261	$6,597,517
BMO Large-Cap Growth Fund — Class R6 (1)	1,016,742	17,304,957
BMO Large-Cap Value Fund — Class R6 (1)	1,471,270	19,979,852
BMO Low Volatility Equity Fund — Institutional Class (1)	750,490	11,152,288
Dodge & Cox Stock Fund — Retail Class	44,609	7,935,880
Harbor Capital Appreciation Fund — Retirement Class	97,889	6,815,003
T Rowe Price Growth Stock Fund — Institutional Class	94,500	6,112,245
Vanguard Institutional Index Fund — Institutional Class	141,216	35,274,226

Total Large-Cap Funds		111,171,968

Mid-Cap Funds — 3.5%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	220,574	3,180,678
BMO Mid-Cap Value Fund — Class R6 (1)	324,359	3,165,747
Vanguard Mid-Cap Index Fund — Institutional Class	106,984	4,585,319

Total Mid-Cap Funds		10,931,744

Small-Cap Funds — 3.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	315,131	4,871,921
BMO Small-Cap Value Fund — Class R6 (1)	234,008	2,698,109
Goldman Sachs Small Cap Value Fund — Institutional Class	40,531	2,049,680

Total Small-Cap Funds		9,619,710

International Funds — 17.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	930,512	9,184,155
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	362,368	5,479,004
BMO Pyrford International Stock Fund — Class R6 (1)	677,602	8,490,345
Dodge & Cox International Stock Fund — Retail Class	299,958	11,698,367
MFS International Value Fund — Class R6	264,778	11,184,228
T Rowe Price International Discovery Fund — Institutional Class	101,999	6,241,335
Vanguard Emerging Markets Stock Index Fund — Admiral Class	75,541	2,546,485

Total International Funds		54,823,919

Fixed Income Funds — 28.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	2,306,151	26,843,593
Metropolitan West Total Return Bond Fund — Plan Class	3,345,332	33,988,573
TCW Emerging Markets Income Fund — Institutional Class	1,258,023	10,164,830
Vanguard Total Bond Market Index Fund — Institutional Class	1,629,734	17,650,016

Total Fixed Income Funds		88,647,012

Alternative Funds — 7.1%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	2,378,172	21,831,618

Total Mutual Funds (identified cost $233,957,372)		297,025,971

Short-Term Investments — 4.1%

Mutual Funds — 4.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	12,740,601	12,740,601

Total Short-Term Investments — 4.1% (identified cost $12,740,351)		12,740,601

Total Investments — 100.1% (identified cost $246,697,723)		309,766,572

Other Assets and Liabilities — (0.1)%		(239,999)

Total Net Assets — 100.0%		$309,526,573

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 95.7%

Large-Cap Funds — 47.9%
BMO Dividend Income Fund — Institutional Class (1)	235,772	$3,192,351
BMO Large-Cap Growth Fund — Class R6 (1)	492,084	8,375,273
BMO Large-Cap Value Fund — Class R6 (1)	711,927	9,667,971
BMO Low Volatility Equity Fund — Institutional Class (1)	363,218	5,397,418
Dodge & Cox Stock Fund — Retail Class	21,582	3,839,439
Harbor Capital Appreciation Fund — Retirement Class	47,423	3,301,565
T Rowe Price Growth Stock Fund — Institutional Class	45,819	2,963,559
Vanguard Institutional Index Fund — Institutional Class	68,404	17,086,657

Total Large-Cap Funds		53,824,233

Mid-Cap Funds — 4.7%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	106,451	1,535,027
BMO Mid-Cap Value Fund — Class R6 (1)	156,546	1,527,885
Vanguard Mid-Cap Index Fund — Institutional Class	52,000	2,228,733

Total Mid-Cap Funds		5,291,645

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	152,223	2,353,367
BMO Small-Cap Value Fund — Class R6 (1)	113,751	1,311,547
Goldman Sachs Small Cap Value Fund — Institutional Class	19,555	988,890

Total Small-Cap Funds		4,653,804

International Funds — 23.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	450,037	4,441,858
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	176,627	2,670,604
BMO Pyrford International Stock Fund — Class R6 (1)	327,842	4,107,859
Dodge & Cox International Stock Fund — Retail Class	145,336	5,668,101
MFS International Value Fund — Class R6	128,156	5,413,320
T Rowe Price International Discovery Fund — Institutional Class	49,271	3,014,906
Vanguard Emerging Markets Stock Index Fund — Admiral Class	36,502	1,230,477

Total International Funds		26,547,125

Fixed Income Funds — 9.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	281,872	3,280,987
Metropolitan West Total Return Bond Fund — Plan Class	409,166	4,157,129
TCW Emerging Markets Income Fund — Institutional Class	153,798	1,242,686
Vanguard Total Bond Market Index Fund — Institutional Class	199,102	2,156,276

Total Fixed Income Funds		10,837,078

Alternative Funds — 5.7%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	693,515	6,366,472

Total Mutual Funds (identified cost $80,407,809)		107,520,357

Short-Term Investments — 4.0%

Mutual Funds — 4.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	4,498,457	4,498,457

Total Short-Term Investments — 4.0% (identified cost $4,498,460)		4,498,457

Total Investments — 99.7% (identified cost $84,906,269)		112,018,814

Other Assets and Liabilities — 0.3%		341,602

Total Net Assets — 100.0%		$112,360,416

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019

(Unaudited)

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 58.6%
BMO Dividend Income Fund — Institutional Class (1)	425,622	$5,762,918
BMO Large-Cap Growth Fund — Class R6 (1)	882,094	15,013,247
BMO Large-Cap Value Fund — Class R6 (1)	1,279,870	17,380,637
BMO Low Volatility Equity Fund — Institutional Class (1)	646,116	9,601,281
Dodge & Cox Stock Fund — Retail Class	38,785	6,899,762
Harbor Capital Appreciation Fund — Retirement Class	85,537	5,955,084
T Rowe Price Growth Stock Fund — Institutional Class	82,169	5,314,723
Vanguard Institutional Index Fund — Institutional Class	122,722	30,654,692

Total Large-Cap Funds		96,582,344

Mid-Cap Funds — 5.8%
BMO Mid-Cap Growth Fund — Class R6 (1) (2)	193,618	2,791,962
BMO Mid-Cap Value Fund — Class R6 (1)	283,776	2,769,652
Vanguard Mid-Cap Index Fund — Institutional Class	92,875	3,980,635

Total Mid-Cap Funds		9,542,249

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	272,254	4,209,043
BMO Small-Cap Value Fund — Class R6 (1)	204,307	2,355,657
Goldman Sachs Small Cap Value Fund — Institutional Class	35,469	1,793,700

Total Small-Cap Funds		8,358,400

International Funds — 28.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	806,324	7,958,415
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	314,137	4,749,758
BMO Pyrford International Stock Fund — Class R6 (1)	585,752	7,339,471
Dodge & Cox International Stock Fund — Retail Class	260,494	10,159,268
MFS International Value Fund — Class R6	227,207	9,597,223
T Rowe Price International Discovery Fund — Institutional Class	87,902	5,378,749
Vanguard Emerging Markets Stock Index Fund — Admiral Class	65,437	2,205,874

Total International Funds		47,388,758

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1) (2)	91,064	835,972

Total Mutual Funds (identified cost $114,528,775)		162,707,723

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.350% (1)	1,511,368	1,511,368

Total Short-Term Investments — 0.9% (identified cost $1,511,254)		1,511,368

Total Investments — 99.7% (identified cost $116,040,029)		164,219,091

Other Assets and Liabilities — 0.3%		466,098

Total Net Assets — 100.0%		$164,685,189

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2019.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(2)	Non-income producing.

Additional Information Associated with the Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2019, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement
2015 Fund	December 27, 2013	Fund is to achieve growth, income, and conservation
2020 Fund	August 30, 2013	of capital to varying degrees depending on its
2025 Fund	December 27, 2013	proximity to its target date. As the Fund passes its
2030 Fund	August 30, 2013	target date, the Fund will reduce its emphasis on
2035 Fund	December 27, 2013	growth and increase its emphasis on income and
2040 Fund	August 30, 2013	preservation of capital.
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.    Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current

Notes to Schedules of Investments (Unaudited)

reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended May 31, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended May 31, 2019, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of May 31, 2019.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,033,149	$—	$—	$8,033,149
Short-Term Investments	81,186	—	—	81,186

Total	$8,114,335	$—	$—	$8,114,335

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,519,374	$—	$—	$1,519,374
Short-Term Investments	15,432	—	—	15,432

Total	$1,534,806	$—	$—	$1,534,806

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$48,469,416	$—	$—	$48,469,416
Short-Term Investments	131,811	—	—	131,811

Total	$48,601,227	$—	$—	$48,601,227

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$19,376,316	$—	$—	$19,376,316
Short-Term Investments	196,433	—	—	196,433

Total	$19,572,749	$—	$—	$19,572,749

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$64,235,700	$—	$—	$64,235,700
Short-Term Investments	927,318	—	—	927,318

Total	$65,163,018	$—	$—	$65,163,018

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,538,084	$—	$—	$10,538,084
Short-Term Investments	107,046	—	—	107,046

Total	$10,645,130	$—	$—	$10,645,130

Notes to Schedules of Investments (Unaudited)

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,950,723	$—	$—	$35,950,723
Short-Term Investments	365,417	—	—	365,417

Total	$36,316,140	$—	$—	$36,316,140

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,484,473	$—	$—	$7,484,473
Short-Term Investments	76,047	—	—	76,047

Total	$7,560,520	$—	$—	$7,560,520

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,181,957	$—	$—	$28,181,957
Short-Term Investments	286,435	—	—	286,435

Total	$28,468,392	$—	$—	$28,468,392

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,909,247	$—	$—	$9,909,247
Short-Term Investments	100,694	—	—	100,694

Total	$10,009,941	$—	$—	$10,009,941

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,313,466	$—	$—	$37,313,466
Short-Term Investments	1,517,763	—	—	1,517,763

Total	$38,831,229	$—	$—	$38,831,229

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,745,939	$—	$—	$67,745,939
Short-Term Investments	2,855,837	—	—	2,855,837

Total	$70,601,776	$—	$—	$70,601,776

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$297,025,971	$—	$—	$297,025,971
Short-Term Investments	12,740,601	—	—	12,740,601

Total	$309,766,572	$—	$—	$309,766,572

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$107,520,357	$—	$—	$107,520,357
Short-Term Investments	4,498,457	—	—	4,498,457

Total	$112,018,814	$—	$—	$112,018,814

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$162,707,723	$—	$—	$162,707,723
Short-Term Investments	1,511,368	—	—	1,511,368

Total	$164,219,091	$—	$—	$164,219,091

Notes to Schedules of Investments (Unaudited)

3.	Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2019. All securities listed on the table present the Institutional Class, except for BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

In-Retirement Fund

Large-Cap Funds – 8.5%
BMO Low Volatility Equity Fund	$375,716	$113,663	$248,491	$(59,213)	$37,303	$218,978	$34,449	$—
BMO Dividend Income Fund	263,207	92,577	175,619	(54,047)	25,404	151,522	13,653	—
BMO Large-Cap Value Fund	387,491	159,454	255,193	(83,173)	15,696	224,275	38,043	—
BMO Large-Cap Growth Fund	168,032	80,045	119,931	(39,020)	7,312	96,438	21,534	—

						691,213
Mid-Cap Funds – 1.7%
BMO Mid-Cap Growth Fund	69,706	36,734	50,314	(21,642)	5,876	40,360	11,191	—
BMO Mid-Cap Value Fund	166,007	76,016	110,042	(46,611)	10,619	95,989	19,881	—

						136,349
Small-Cap Fund – 0.3%
BMO Small-Cap Growth Fund	42,366	23,263	28,410	(16,101)	2,920	24,038	5,575	—

International Funds – 4.9%
BMO LGM Emerging Markets Equity Fund	219,070	30,458	180,299	(55,608)	35,300	48,921	3,613	—
BMO Pyrford International Stock Fund	371,352	113,221	296,696	(56,849)	35,597	166,625	7,794	—
BMO Disciplined International Equity Fund	273,785	144,248	199,457	(30,674)	1,803	189,705	5,868	—

						405,251
Fixed Income Funds – 22.4%
BMO High Yield Bond Fund	249,728	36,448	136,276	1,553	(5,751)	145,702	9,051	—
BMO TCH Core Plus Bond Fund	2,583,316	672,799	1,619,782	56,702	(15,729)	1,677,306	62,856	—

						1,823,008
Alternative Funds – 6.9%
BMO Alternative Strategies Fund	967,286	129,261	474,295	(8,736)	(47,499)	566,017	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	139,450	2,950,356	3,008,582	(12)	(26)	81,186	1,899	—

Totals	$6,276,512	$4,658,543	$6,903,387	$(413,431)	$108,825	$3,727,062	$235,407	$—

2015 Fund

Large-Cap Funds – 9.4%
BMO Low Volatility Equity Fund	$87,322	$18,804	$54,652	$(9,969)	$5,796	$47,301	$7,593	$—
BMO Dividend Income Fund	46,383	11,060	28,462	(6,302)	1,985	24,664	2,288	—
BMO Large-Cap Value Fund	92,266	28,320	56,977	(14,282)	28	49,355	8,532	—
BMO Large-Cap Growth Fund	49,607	19,671	35,174	(11,502)	3,466	26,068	5,876	—

						147,388
Mid-Cap Funds – 2.2%
BMO Mid-Cap Growth Fund	17,401	7,734	12,676	(4,170)	801	9,090	2,559	—
BMO Mid-Cap Value Fund	46,271	16,385	29,074	(7,520)	(1,329)	24,733	5,168	—

						33,823
Small-Cap Fund – 0.5%
BMO Small-Cap Growth Fund	15,204	7,545	10,797	(4,420)	268	7,800	1,839	—

International Funds – 6.2%
BMO LGM Emerging Markets Equity Fund	58,438	8,840	46,227	(9,615)	5,154	16,590	1,211	—
BMO Pyrford International Stock Fund	85,379	26,070	68,309	(6,529)	2,231	38,842	1,822	—
BMO Disciplined International Equity Fund	65,412	32,594	48,992	(7,075)	1,158	43,097	1,340	—

						98,529
Fixed Income Funds – 20.0%
BMO High Yield Bond Fund	42,165	4,641	23,351	249	(773)	22,931	1,527	—
BMO TCH Core Plus Bond Fund	468,537	107,197	294,101	10,443	(2,695)	289,381	11,528	—

						312,312

Notes to Schedules of Investments (Unaudited)

Alternative Funds – 7.4%
BMO Alternative Strategies Fund	210,087	29,292	112,899	(1,311)	(9,921)	115,248	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	25,136	536,898	546,601	(3)	2	15,432	393	—

Totals	$1,309,608	$855,051	$1,368,292	$(72,006)	$6,171	$730,532	$51,676	$—

2020 Fund

Large-Cap Funds – 11.9%
BMO Low Volatility Equity Fund	$3,245,763	$666,330	$1,678,124	$(423,046)	$250,655	$2,061,578	$300,327	$—
BMO Dividend Income Fund	1,388,399	346,973	717,461	(260,373)	110,909	868,447	72,924	—
BMO Large-Cap Value Fund	3,393,863	1,051,708	2,007,852	(710,689)	162,911	1,889,941	297,693	—
BMO Large-Cap Growth Fund	2,012,234	587,681	1,234,426	(478,667)	134,458	1,021,280	212,613	—

						5,841,246
Mid-Cap Funds – 4.2%
BMO Mid-Cap Growth Fund	1,395,899	611,600	814,023	(339,968)	25,800	879,308	225,391	—
BMO Mid-Cap Value Fund	1,854,132	663,301	957,684	(372,468)	(25,917)	1,161,364	219,836	—

						2,040,672
Small-Cap Fund – 1.0%
BMO Small-Cap Growth Fund	776,962	398,475	446,652	(256,819)	12,892	484,858	103,565	—

International Funds – 10.5%
BMO LGM Emerging Markets Equity Fund	2,616,013	360,325	1,606,035	(305,883)	119,794	1,184,214	78,734	—
BMO Pyrford International Stock Fund	3,439,450	1,078,824	2,246,797	(412,952)	222,302	2,080,827	88,135	—
BMO Disciplined International Equity Fund	2,441,500	1,199,012	1,457,243	(236,052)	(27,496)	1,919,721	53,472	—

						5,184,762
Fixed Income Funds – 15.2%
BMO High Yield Bond Fund	694,199	81,735	324,006	15,644	(26,696)	440,876	26,264	—
BMO TCH Core Plus Bond Fund	8,253,259	3,958,439	5,424,604	250,410	(40,238)	6,997,266	242,972	—

						7,438,142
Alternative Funds – 6.3%
BMO Alternative Strategies Fund	4,859,396	532,603	2,022,872	(83,510)	(203,042)	3,082,575	—	—

Short-Term Investment – 0.3%
BMO Institutional Prime Money Market Fund	633,912	11,589,798	12,091,769	—	(130)	131,811	11,644	—

Totals	$37,004,981	$23,126,804	$33,029,548	$(3,614,373)	$716,202	$24,204,066	$1,933,570	$—

2025 Fund

Large-Cap Funds – 11.7%
BMO Low Volatility Equity Fund	$819,600	$372,265	$551,313	$(53,673)	$21,697	$608,576	$79,776	$—
BMO Dividend Income Fund	343,957	150,322	207,364	(36,872)	829	250,872	19,143	—
BMO Large-Cap Value Fund	1,267,274	642,558	760,365	(136,723)	(82,482)	930,262	131,649	—
BMO Large-Cap Growth Fund	702,684	382,833	457,039	(133,681)	10,988	505,785	92,066	—

						2,295,495
Mid-Cap Funds – 5.7%
BMO Mid-Cap Growth Fund	755,872	457,869	505,535	(130,441)	(30,454)	547,311	123,693	—
BMO Mid-Cap Value Fund	765,016	432,086	468,353	(94,649)	(72,906)	561,194	95,526	—

						1,108,505
Small-Cap Fund – 1.8%
BMO Small-Cap Growth Fund	487,780	337,916	323,367	(124,656)	(28,590)	349,083	66,008	—

International Funds – 12.9%
BMO LGM Emerging Markets Equity Fund	1,155,289	465,445	877,340	(50,739)	(21,662)	670,993	40,489	—
BMO Pyrford International Stock Fund	1,268,088	859,325	916,999	(40,821)	(18,545)	1,151,048	44,330	—
BMO Disciplined International Equity Fund	706,630	675,842	565,861	(49,323)	(34,784)	732,504	18,599	—

						2,554,545
Fixed Income Funds – 9.4%
BMO High Yield Bond Fund	184,368	78,411	123,611	3,226	(5,248)	137,146	7,978	—
BMO TCH Core Plus Bond Fund	2,024,468	1,231,083	1,596,095	62,086	(6,797)	1,714,745	60,269	—

						1,851,891
Alternative Funds – 5.6%
BMO Alternative Strategies Fund	1,466,028	647,222	922,257	(5,329)	(89,799)	1,095,865	—	—

Short-Term Investment – 1.0%

Notes to Schedules of Investments (Unaudited)

BMO Institutional Prime Money Market Fund	284,649	9,473,530	9,561,714	(27)	(5)	196,433	5,129	—

Totals	$12,231,703	$16,206,707	$17,837,213	$(791,622)	$(357,758)	$9,451,817	$784,655	$—

2030 Fund

Large-Cap Funds – 12.9%
BMO Low Volatility Equity Fund	$3,501,786	$880,084	$1,902,007	$(407,678)	$210,207	$2,282,392	$331,509	$—
BMO Dividend Income Fund	1,394,440	303,249	642,338	(235,914)	78,067	897,504	75,021	—
BMO Large-Cap Value Fund	5,472,625	1,431,175	2,376,214	(941,290)	(44,826)	3,541,470	554,516	—
BMO Large-Cap Growth Fund	2,718,171	927,797	1,380,517	(589,850)	68,953	1,744,554	354,529	—

						8,465,920
Mid-Cap Funds – 6.2%
BMO Mid-Cap Growth Fund	3,207,506	1,330,658	1,717,549	(686,622)	(57,335)	2,076,658	524,165	—
BMO Mid-Cap Value Fund	3,182,919	995,168	1,403,969	(556,904)	(159,598)	2,057,616	390,721	—

						4,134,274
Small-Cap Fund – 2.1%
BMO Small-Cap Growth Fund	2,132,168	1,010,882	1,099,291	(670,621)	(20,324)	1,352,814	285,537	—

International Funds – 14.4%
BMO LGM Emerging Markets Equity Fund	4,823,831	1,011,705	2,952,580	(373,754)	47,494	2,556,696	172,007	—
BMO Pyrford International Stock Fund	5,340,034	2,304,767	3,041,204	(283,944)	(32,557)	4,287,096	184,204	—
BMO Disciplined International Equity Fund	2,854,432	2,008,162	1,849,310	(253,627)	(111,704)	2,647,953	74,976	—

						9,491,745
Fixed Income Funds – 6.6%
BMO High Yield Bond Fund	498,765	111,860	276,690	7,546	(16,069)	325,412	19,309	—
BMO TCH Core Plus Bond Fund	5,092,907	2,506,451	3,718,598	144,158	(31,426)	3,993,492	140,590	—

						4,318,904
Alternative Funds – 5.1%
BMO Alternative Strategies Fund	5,166,435	1,215,244	2,682,939	(49,736)	(268,445)	3,380,559	—	—

Short-Term Investment – 1.4%
BMO Institutional Prime Money Market Fund	996,505	17,244,002	17,313,026	—	(163)	927,318	15,481	—

Totals	$46,382,524	$33,281,204	$42,356,232	$(4,898,236)	$(337,726)	$32,071,534	$3,122,565	$—

2035 Fund

Large-Cap Funds – 13.9%
BMO Low Volatility Equity Fund	$589,250	$245,501	$406,719	$(41,942)	$20,203	$406,293	$55,721	$—
BMO Dividend Income Fund	232,312	77,372	128,404	(26,038)	2,448	157,690	12,635	—
BMO Large-Cap Value Fund	913,620	405,657	542,582	(121,488)	(32,260)	622,947	92,272	—
BMO Large-Cap Growth Fund	455,800	235,758	305,856	(90,163)	11,713	307,252	58,993	—

						1,494,182
Mid-Cap Funds – 7.0%
BMO Mid-Cap Growth Fund	547,994	349,416	409,129	(116,712)	914	372,483	88,822	—
BMO Mid-Cap Value Fund	556,464	293,184	350,833	(88,061)	(31,174)	379,580	67,625	—

						752,063
Small-Cap Fund – 2.3%
BMO Small-Cap Growth Fund	362,132	251,951	257,136	(103,620)	(10,395)	242,932	48,464	—

International Funds – 15.9%
BMO LGM Emerging Markets Equity Fund	828,988	313,202	620,124	(44,025)	(5,053)	472,988	30,017	—
BMO Pyrford International Stock Fund	912,658	565,081	664,880	(33,836)	(7,502)	771,521	31,041	—
BMO Disciplined International Equity Fund	478,252	428,908	382,125	(34,356)	(22,488)	468,191	12,457	—

						1,712,700
Fixed Income Funds – 4.4%
BMO High Yield Bond Fund	46,372	18,196	32,086	702	(1,170)	32,014	1,969	—
BMO TCH Core Plus Bond Fund	478,344	431,347	485,397	16,762	(921)	440,135	15,917	—

						472,149
Alternative Funds – 4.6%
BMO Alternative Strategies Fund	709,577	298,205	472,642	(3,662)	(41,118)	490,360	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	159,390	3,309,444	3,361,789	(28)	29	107,046	3,018	—

Totals	$7,271,153	$7,223,222	$8,419,702	$(686,467)	$(116,774)	$5,271,432	$518,951	$—

Notes to Schedules of Investments (Unaudited)

2040 Fund

Large-Cap Funds – 14.6%
BMO Low Volatility Equity Fund	$2,413,476	$734,811	$1,555,346	$(313,920)	$180,560	$1,459,581	$223,030	$—
BMO Dividend Income Fund	840,928	170,324	415,574	(134,285)	40,910	502,303	44,206	—
BMO Large-Cap Value Fund	3,720,345	1,141,741	1,967,689	(630,620)	(29,586)	2,234,191	367,820	—
BMO Large-Cap Growth Fund	1,882,018	790,027	1,199,644	(419,669)	68,232	1,120,964	239,237	—

						5,317,039
Mid-Cap Funds – 7.0%
BMO Mid-Cap Growth Fund	2,115,628	1,070,544	1,430,445	(457,440)	(27,215)	1,271,072	336,992	—
BMO Mid-Cap Value Fund	2,159,406	815,414	1,199,175	(363,371)	(116,755)	1,295,519	258,424	—

						2,566,591
Small-Cap Fund – 2.4%
BMO Small-Cap Growth Fund	1,469,529	764,618	901,089	(455,935)	(12,053)	865,070	191,806	—

International Funds – 16.8%
BMO LGM Emerging Markets Equity Fund	3,383,901	799,444	2,231,790	(241,958)	15,047	1,724,644	121,792	—
BMO Pyrford International Stock Fund	3,637,748	1,665,889	2,350,319	(184,075)	(34,001)	2,735,242	123,501	—
BMO Disciplined International Equity Fund	1,899,386	1,409,999	1,400,687	(152,957)	(92,743)	1,662,998	49,489	—

						6,122,884
Fixed Income Funds – 2.9%
BMO High Yield Bond Fund	120,313	35,554	80,963	3,446	(5,508)	72,842	4,517	—
BMO TCH Core Plus Bond Fund	1,023,784	1,049,234	1,117,969	37,008	(2,717)	989,340	34,670	—

						1,062,182
Alternative Funds – 4.2%
BMO Alternative Strategies Fund	2,516,502	841,339	1,678,592	3,608	(154,652)	1,528,205	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	593,100	9,230,867	9,458,635	—	85	365,417	9,648	—

Totals	$27,776,064	$20,519,805	$26,987,917	$(3,310,168)	$(170,396)	$17,827,388	$2,005,132	$—

2045 Fund

Large-Cap Funds – 14.6%
BMO Low Volatility Equity Fund	$452,452	$218,242	$350,460	$(22,676)	$6,358	$303,916	$41,923	$—
BMO Dividend Income Fund	157,649	64,921	102,133	(15,334)	(539)	104,564	8,427	—
BMO Large-Cap Value Fund	708,703	349,950	466,705	(85,262)	(34,093)	472,593	70,325	—
BMO Large-Cap Growth Fund	352,828	192,476	250,510	(57,649)	(3,773)	233,372	44,557	—

						1,114,445
Mid-Cap Funds – 7.1%
BMO Mid-Cap Growth Fund	407,953	275,278	323,069	(71,657)	(16,281)	272,224	64,546	—
BMO Mid-Cap Value Fund	404,827	230,634	278,547	(52,151)	(35,101)	269,662	48,113	—

						541,886
Small-Cap Fund – 2.5%
BMO Small-Cap Growth Fund	286,966	215,282	223,703	(70,736)	(20,191)	187,618	37,202	—

International Funds – 17.0%
BMO LGM Emerging Markets Equity Fund	656,658	291,529	534,183	(14,349)	(25,397)	374,258	23,654	—
BMO Pyrford International Stock Fund	693,158	484,688	568,476	(16,213)	(15,984)	577,173	23,299	—
BMO Disciplined International Equity Fund	356,091	356,709	323,143	(18,919)	(24,472)	346,266	9,212	—

						1,297,697
Fixed Income Funds – 3.0%
BMO High Yield Bond Fund	22,555	10,808	17,963	305	(540)	15,165	951	—
BMO TCH Core Plus Bond Fund	203,217	256,228	254,255	8,884	(498)	213,576	7,677	—

						228,741
Alternative Funds – 3.5%
BMO Alternative Strategies Fund	393,140	199,994	303,322	571	(25,291)	265,092	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	107,226	3,095,016	3,126,178	(7)	(10)	76,047	2,206	—

Totals	$5,203,423	$6,241,755	$7,122,647	$(415,193)	$(195,812)	$3,711,526	$382,092	$—

Notes to Schedules of Investments (Unaudited)

2050 Fund

Large-Cap Funds – 14.7%
BMO Low Volatility Equity Fund	$1,862,809	$734,692	$1,335,644	$(169,144)	$51,538	$1,144,251	$179,950	$—
BMO Dividend Income Fund	650,742	191,039	371,145	(95,526)	18,659	393,769	35,584	—
BMO Large-Cap Value Fund	2,928,340	1,192,936	1,790,655	(440,906)	(109,994)	1,779,721	302,073	—
BMO Large-Cap Growth Fund	1,445,732	705,059	977,478	(310,855)	16,294	878,752	195,733	—

						4,196,493
Mid-Cap Funds – 7.1%
BMO Mid-Cap Growth Fund	1,682,233	1,018,949	1,260,233	(353,519)	(62,458)	1,024,972	283,546	—
BMO Mid-Cap Value Fund	1,675,987	781,183	1,046,868	(247,906)	(146,794)	1,015,602	209,961	—

						2,040,574
Small-Cap Fund – 2.5%
BMO Small-Cap Growth Fund	1,170,437	786,678	851,712	(348,193)	(50,714)	706,496	163,526	—

International Funds – 17.0%
BMO LGM Emerging Markets Equity Fund	2,735,684	793,630	1,930,670	(179,235)	(10,078)	1,409,331	103,811	—
BMO Pyrford International Stock Fund	2,855,898	1,502,936	2,000,314	(123,634)	(61,906)	2,172,980	101,463	—
BMO Disciplined International Equity Fund	1,471,361	1,205,146	1,172,755	(114,091)	(85,842)	1,303,819	40,263	—

						4,886,130
Fixed Income Funds – 3.0%
BMO High Yield Bond Fund	92,963	29,828	63,874	2,262	(4,078)	57,101	3,543	—
BMO TCH Core Plus Bond Fund	836,669	905,698	966,049	32,030	(4,137)	804,211	28,252	—

						861,312
Alternative Funds – 3.5%
BMO Alternative Strategies Fund	1,626,856	560,694	1,088,218	4,017	(105,096)	998,253	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	548,434	7,894,754	8,156,764	—	11	286,435	7,790	—

Totals	$21,584,145	$18,303,222	$23,012,379	$(2,344,700)	$(554,595)	$13,975,693	$1,655,495	$—

2055 Fund

Large-Cap Funds – 14.6%
BMO Low Volatility Equity Fund	$449,686	$243,695	$275,313	$(18,279)	$2,568	$402,357	$44,170	$—
BMO Dividend Income Fund	156,686	75,940	76,710	(16,697)	(766)	138,453	8,901	—
BMO Large-Cap Value Fund	704,332	425,355	377,307	(90,940)	(35,677)	625,763	74,196	—
BMO Large-Cap Growth Fund	351,105	225,684	204,811	(57,200)	(5,797)	308,981	46,936	—

						1,475,554
Mid-Cap Funds – 7.0%
BMO Mid-Cap Growth Fund	405,851	302,933	257,526	(71,949)	(18,953)	360,356	67,992	—
BMO Mid-Cap Value Fund	402,728	275,482	229,189	(54,673)	(37,268)	357,080	50,682	—

						717,436
Small-Cap Fund – 2.4%
BMO Small-Cap Growth Fund	284,652	236,596	178,650	(74,942)	(19,273)	248,383	39,190	—

International Funds – 16.9%
BMO LGM Emerging Markets Equity Fund	648,940	334,601	450,114	(12,361)	(25,469)	495,597	24,921	—
BMO Pyrford International Stock Fund	688,964	513,605	404,962	(20,415)	(13,077)	764,115	24,542	—
BMO Disciplined International Equity Fund	353,625	396,875	245,163	(28,588)	(18,318)	458,431	9,704	—

						1,718,143
Fixed Income Funds – 3.0%
BMO High Yield Bond Fund	22,427	12,627	14,723	162	(414)	20,079	1,014	—
BMO TCH Core Plus Bond Fund	201,673	285,313	213,950	10,830	(1,065)	282,801	8,241	—

						302,880
Alternative Funds – 3.5%
BMO Alternative Strategies Fund	390,483	238,529	251,478	(3,684)	(22,823)	351,027	—	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund	113,983	3,456,738	3,470,025	(11)	9	100,694	2,416	—

Totals	$5,175,135	$7,023,973	$6,649,921	$(438,747)	$(196,323)	$4,914,117	$402,905	$—

Notes to Schedules of Investments (Unaudited)

Conservative Allocation Fund

Large-Cap Funds – 6.2%
BMO Low Volatility Equity Fund	$502,366	$156,180	$150,089	$(31,914)	$8,580	$485,123	$47,097	$—
BMO Dividend Income Fund	272,453	126,786	72,591	(35,955)	2,527	293,220	14,560	—
BMO Large-Cap Value Fund	939,524	452,163	342,642	(176,736)	7,382	879,691	93,284	—
BMO Large-Cap Growth Fund	759,172	613,070	443,873	(142,638)	(27,256)	758,475	118,950	—

						2,416,509
Mid-Cap Funds – 0.8%
BMO Mid-Cap Growth Fund	187,974	98,670	104,452	(47,628)	6,135	140,699	30,298	—
BMO Mid-Cap Value Fund	186,532	81,874	88,425	(45,994)	5,598	139,585	22,594	—

						280,284
Small-Cap Funds – 0.8%
BMO Small-Cap Growth Fund	273,366	187,436	166,240	(69,489)	(13,552)	211,521	35,928	—
BMO Small-Cap Value Fund	179,494	97,632	118,518	(27,145)	(11,082)	120,381	13,333	—

						331,902
International Funds – 2.6%
BMO LGM Emerging Markets Equity Fund	370,501	231,372	327,691	(49,363)	16,968	241,787	10,013	—
BMO Pyrford International Stock Fund	463,225	117,903	191,173	(37,616)	18,965	371,304	12,835	—
BMO Disciplined International Equity Fund	434,906	192,666	184,484	(41,705)	2,176	403,559	8,609	—

						1,016,650
Fixed Income Funds – 19.5%
BMO TCH Core Plus Bond Fund	9,213,483	1,345,348	3,122,746	(47,261)	212,353	7,601,177	228,149	—

Alternative Funds – 10.4%
BMO Alternative Strategies Fund	3,899,071	755,358	331,926	(240,599)	(17,508)	4,064,396	—	—

Short-Term Investment – 3.9%
BMO Institutional Prime Money Market Fund	355,561	8,592,025	7,429,664	26	(185)	1,517,763	14,689	—

Totals	$18,037,628	$13,048,483	$13,074,514	$(994,017)	$211,101	$17,228,681	$650,339	$—

Moderate Allocation Fund

Large-Cap Funds – 11.9%
BMO Low Volatility Equity Fund	$2,032,002	$747,871	$913,195	$(170,843)	$23,260	$1,719,095	$203,299	$—
BMO Dividend Income Fund	1,106,088	434,399	363,555	(167,100)	9,170	1,019,002	62,548	—
BMO Large-Cap Value Fund	3,809,217	2,108,692	2,048,920	(671,227)	(118,707)	3,079,055	405,853	—
BMO Large-Cap Growth Fund	3,099,756	2,937,867	2,536,996	(612,208)	(223,937)	2,664,482	538,255	—

						8,481,634
Mid-Cap Funds – 1.4%
BMO Mid-Cap Growth Fund	781,319	474,837	557,644	(220,797)	9,430	487,145	138,567	—
BMO Mid-Cap Value Fund	760,158	370,568	453,148	(194,900)	2,217	484,895	100,268	—

						972,040
Small-Cap Funds – 1.7%
BMO Small-Cap Growth Fund	1,126,518	827,552	812,893	(299,404)	(90,106)	751,667	161,720	—
BMO Small-Cap Value Fund	737,511	370,758	512,007	(104,132)	(77,907)	414,223	58,806	—

						1,165,890
International Funds – 5.0%
BMO LGM Emerging Markets Equity Fund	1,529,751	856,072	1,397,302	(203,792)	59,240	843,969	43,596	—
BMO Pyrford International Stock Fund	1,891,995	466,929	940,460	(191,925)	81,288	1,307,827	55,718	—
BMO Disciplined International Equity Fund	1,773,218	748,904	912,459	(164,844)	(30,022)	1,414,797	37,330	—

						3,566,593
Fixed Income Funds – 14.1%
BMO TCH Core Plus Bond Fund	14,497,972	3,145,771	7,792,478	662	156,416	10,008,343	335,497	—

Alternative Funds – 8.4%
BMO Alternative Strategies Fund	6,790,183	1,465,513	1,869,118	(326,579)	(125,573)	5,934,426	—	—

Short-Term Investment – 4.0%
BMO Institutional Prime Money Market Fund	775,889	16,970,296	14,890,134	(76)	(138)	2,855,837	27,463	—

Totals	$40,711,577	$31,926,029	$36,000,309	$(3,327,165)	$(325,369)	$32,984,763	$2,168,920	$—

Notes to Schedules of Investments (Unaudited)

Balanced Allocation Fund

Large-Cap Funds – 17.8%
BMO Low Volatility Equity Fund	$12,453,938	$3,128,212	$3,861,049	$(947,936)	$379,123	$11,152,288	$1,114,293	$—
BMO Dividend Income Fund	6,738,334	2,121,489	1,443,773	(954,079)	135,546	6,597,517	343,889	—
BMO Large-Cap Value Fund	23,327,787	9,177,971	8,436,677	(4,135,622)	46,393	19,979,852	2,205,179	—
BMO Large-Cap Growth Fund	18,934,980	14,718,574	12,254,734	(3,599,733)	(494,130)	17,304,957	2,805,960	—

						55,034,614
Mid-Cap Funds – 2.0%
BMO Mid-Cap Growth Fund	4,740,219	2,263,662	2,783,060	(1,299,143)	259,000	3,180,678	716,265	—
BMO Mid-Cap Value Fund	4,653,183	1,626,372	2,108,077	(1,161,097)	155,366	3,165,747	534,512	—

						6,346,425
Small-Cap Funds – 2.5%
BMO Small-Cap Growth Fund	6,798,574	4,209,699	4,092,347	(1,754,947)	(289,058)	4,871,921	849,909	—
BMO Small-Cap Value Fund	4,471,911	1,901,354	2,725,221	(640,382)	(309,552)	2,698,110	316,621	—

						7,570,031
International Funds – 7.5%
BMO LGM Emerging Markets Equity Fund	9,217,067	4,549,909	7,494,703	(857,639)	64,370	5,479,004	236,291	—
BMO Pyrford International Stock Fund	11,571,062	1,633,048	4,235,584	(984,426)	506,245	8,490,345	304,399	—
BMO Disciplined International Equity Fund	10,878,121	3,081,904	3,791,164	(992,286)	7,580	9,184,155	203,386	—

						23,153,504
Fixed Income Funds – 8.7%
BMO TCH Core Plus Bond Fund	37,665,037	8,888,855	20,248,580	67,515	470,766	26,843,593	864,594	—

Alternative Funds – 7.0%
BMO Alternative Strategies Fund	23,958,550	4,866,132	5,514,252	(1,117,956)	(360,856)	21,831,618	—	—

Short-Term Investment – 4.1%
BMO Institutional Prime Money Market Fund	3,049,731	53,829,929	44,136,974	(292)	(1,793)	12,740,601	119,240	—

Totals	$178,458,494	$115,997,110	$123,126,195	$(18,378,023)	$569,000	$153,520,386	$10,614,538	$—

Growth Allocation Fund

Large-Cap Funds – 23.6%
BMO Low Volatility Equity Fund	$5,855,374	$1,102,828	$1,278,399	$(333,142)	$50,757	$5,397,418	$547,786	$—
BMO Dividend Income Fund	3,172,832	839,005	433,066	(416,380)	29,960	3,192,351	169,287	—
BMO Large-Cap Value Fund	10,921,715	3,218,511	2,496,697	(1,967,178)	(8,380)	9,667,971	1,088,613	—
BMO Large-Cap Growth Fund	8,812,911	4,816,687	3,235,530	(1,672,665)	(346,130)	8,375,273	1,403,310	—

						26,633,013
Mid-Cap Funds – 2.8%
BMO Mid-Cap Growth Fund	2,202,922	724,615	897,970	(573,937)	79,397	1,535,027	359,314	—
BMO Mid-Cap Value Fund	2,186,018	553,215	736,264	(517,414)	42,330	1,527,885	265,430	—

						3,062,912
Small-Cap Funds – 3.3%
BMO Small-Cap Growth Fund	3,184,146	1,609,782	1,476,293	(808,917)	(155,351)	2,353,367	424,225	—
BMO Small-Cap Value Fund	2,108,363	787,676	1,138,655	(301,775)	(144,062)	1,311,547	157,110	—

						3,664,914
International Funds – 10.0%
BMO LGM Emerging Markets Equity Fund	4,339,273	2,247,942	3,536,046	(376,843)	(3,722)	2,670,604	116,037	—
BMO Pyrford International Stock Fund	5,384,484	660,533	1,710,354	(400,626)	173,822	4,107,859	149,183	—
BMO Disciplined International Equity Fund	5,055,538	1,346,255	1,494,761	(455,947)	(9,227)	4,441,858	99,823	—

						11,220,321
Fixed Income Funds – 2.9%
BMO TCH Core Plus Bond Fund	4,857,916	1,229,520	2,878,526	89,304	(17,227)	3,280,987	113,044	—

Alternative Funds – 5.7%
BMO Alternative Strategies Fund	6,869,639	1,238,007	1,306,637	(324,157)	(110,380)	6,366,472	—	—

Short-Term Investment – 4.0%
BMO Institutional Prime Money Market Fund	1,153,827	18,800,286	15,455,207	(2)	(447)	4,498,457	44,293	—

Totals	$66,104,958	$39,174,862	$38,074,405	$(8,059,679)	$(418,660)	$58,727,076	$4,937,455	$—

Aggressive Allocation Fund
Large-Cap Funds – 29.0%
BMO Low Volatility Equity Fund	$10,152,602	$2,675,188	$2,735,882	$(577,757)	$87,130	$9,601,281	$945,523	$—
BMO Dividend Income Fund	5,485,222	1,644,308	671,953	(726,984)	32,325	5,762,918	292,260	—
BMO Large-Cap Value Fund	18,863,548	6,813,922	4,802,360	(3,370,437)	(124,036)	17,380,637	1,874,780	—

Notes to Schedules of Investments (Unaudited)

BMO Large-Cap Growth Fund	15,287,855	9,898,190	6,684,991	(2,800,520)	(687,287)	15,013,247	2,390,018	—

						47,758,083
Mid-Cap Funds – 3.4%
BMO Mid-Cap Growth Fund	3,822,358	1,621,355	1,771,845	(971,091)	91,185	2,791,962	608,298	—
BMO Mid-Cap Value Fund	3,793,047	1,205,114	1,377,147	(899,884)	48,522	2,769,652	453,444	—

						5,561,614
Small-Cap Funds – 4.0%
BMO Small-Cap Growth Fund	5,525,370	3,106,935	2,695,210	(1,420,205)	(307,847)	4,209,043	724,290	—
BMO Small-Cap Value Fund	3,657,921	1,399,112	1,902,166	(546,327)	(252,883)	2,355,657	269,885	—

						6,564,700
International Funds – 12.2%
BMO LGM Emerging Markets Equity Fund	7,494,805	4,191,637	6,264,617	(551,504)	(120,563)	4,749,758	201,816	—
BMO Pyrford International Stock Fund	9,357,100	1,729,131	3,325,484	(769,174)	347,898	7,339,471	258,802	—
BMO Disciplined International Equity Fund	8,880,022	2,705,910	2,767,566	(803,170)	(56,781)	7,958,415	172,869	—

						20,047,644
Alternative Funds – 0.5%
BMO Alternative Strategies Fund	896,397	247,966	251,748	(39,744)	(16,900)	835,971	—	—

Short-Term Investment – 0.9%
BMO Institutional Prime Money Market Fund	1,600,930	18,213,104	18,302,637	(17)	(12)	1,511,368	28,043	—

Totals	$94,817,177	$55,451,872	$53,553,606	$(13,476,814)	$(959,249)	$82,279,380	$8,220,028	$—